Stock Options - Weighted Average Exercise price options (Details) (USD $)	Dec. 31, 2012
Number of Options	1,700,000
Weighted Average Exercise Price	$ 0.23
Weighted Average Remaining Contractual Life	1 year 3 months 4 days
$0.12
Number of Options	1,200,000
Weighted Average Exercise Price	$ 0.12
Weighted Average Remaining Contractual Life	0 years 2 months 2 days
$0.15
Number of Options	250,000
Weighted Average Exercise Price	$ 0.15
Weighted Average Remaining Contractual Life	4 years 0 months 2 days
$0.71
Weighted Average Exercise Price
$0.90
Number of Options	250,000
Weighted Average Exercise Price	$ 0.90
Weighted Average Remaining Contractual Life	4 years 0 months 2 days